Subsequent events (Details) R$ in Thousands, $ in Thousands							3 Months Ended
	Apr. 20, 2023 BRL (R$)	Apr. 20, 2023 USD ($)	Mar. 31, 2023 BRL (R$)	Mar. 31, 2023 USD ($)	Feb. 23, 2023 USD ($)	Jan. 13, 2023 BRL (R$)	Mar. 31, 2023 BRL (R$)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jan. 13, 2023 USD ($)
Development Bank of Minas Gerais
Subsequent events
Amount received from release						R$ 11,731				$ 3,084
Financing lease grace period						24 months
Financing lease amortization period						60 months
Remunerated at effective rate						3.75%
Tatooine Investimentos S.A. [Member]
Subsequent events
Amount of first disbursement	R$ 12,384	$ 3,333
Credit facility granted					$ 12,000
Arqueana
Subsequent events
Received from rendering services			R$ 28,713	$ 7,665
Amounts receivable related to drilling services			R$ 19,043				R$ 19,043		$ 4,881
Additional costs incurred							R$ 9,670	$ 2,784